INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
6. INCOME TAXES

The Company is subject to the tax laws of Cayman Islands and the tax rate is 0%. The Company’s former subsidiaries were subject to tax at various rates in the jurisdictions in which they operated. The reconciliation of the income tax expense is as follows:

	2018 $	2017 $	2016 $

Net (loss) for the year	(5,603)	(231,953)	(37,706)
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Expected tax recovery	—	—	—

As at December 31, 2018, the Company has $Nil unrecognized deductible temporary differences.